Consulting and Other Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Consulting and Other Agreements [Abstract]
CONSULTING AND OTHER AGREEMENTS

10. CONSULTING AND OTHER AGREEMENTS

The Company has entered into no new consulting or other agreements during the six months ended June 30, 2013. The following agreements remained in force during the period:

Consulting Agreement with Fountainhead Capital Management Limited ("Fountainhead")

In February 2010 the Company entered into a Consulting Agreement with Fountainhead, which was the subject of a Supplement Agreement in May, 2011 to recognize Fountainhead's expanded responsibilities as a result of the acquisition by the Company of the assets of NovaVision, Inc. Under the terms of the Agreement and Supplement, the Company pays to Fountainhead a monthly retainer of $37,500 ($8,500 under the Original Agreement and $29,000 under the Supplement). This monthly retainer is accrued and paid out to Fountainhead at the option of Fountainhead as follows: (i) in Vycor stock or (ii) in cash following the closing of a fundraising of no less than $2.5 million or on the sale of the Company or a substantial part of the assets thereof at any time after June 30, 2011. Notwithstanding, Fountainhead has the option to receive up to $5,000 of monthly retainer in cash each month.

Consulting Agreement with Del Mar Consulting Group, Inc and Alex Partners, LLC.

On November 30, 2012 the Company entered into 12 month consulting agreements with Del Mar Consulting, Inc and Alex Partners, LLC to provide investor relations and investor awareness consultancy services. Under these agreements, Del Mar and Alex Partners received Common Shares valued at $157,500 and $105,000 respectively and cash of $7,200 and $4,800 respectively. Del Mar and Alex Partners have agreed to take Vycor Common Stock in lieu of cash payments for July and August, 2013.

14. CONSULTING AND OTHER AGREEMENTS

The Company has entered into the following consulting and other agreements during the year ended December 31, 2012:

Consulting Agreement with OneSource Advisors, LLC.

On May 14, 2012, the Company entered into a three-month Consulting Agreement with OneSource Advisors, LLC to provide consulting and advisory services to the Company, which was amended on August 31, 2012. Under the terms of the Consulting Agreement, on September 30, 2012 OneSource received warrants to purchase up to 4,667 of the Company’s Common Stock for a period of three years from May 14, 2012 at a price of $4.50 per share.

Consulting Agreement with Del Mar Consulting Group, Inc and Alex Partners, LLC.

On November 30, 2012 the Company entered into 12 month consulting agreements with Del Mar Consulting, Inc and Alex Partners, LLC to provide investor relations and investor awareness consultancy services. Under these agreements, Del Mar and Alex Partners received shares Common Shares valued at $157,500 and $105,000 respectively.

The following agreements remained in force during the period:

Consulting Agreement with Fountainhead Capital Management Limited ("Fountainhead")

In February 2010 the Company entered into a Consulting Agreement with Fountainhead, which was the subject of a Supplement Agreement in May, 2011 to recognize Fountainhead's expanded responsibilities as a result of the acquisition by the Company of the assets of NovaVision, Inc. Under the terms of the Agreement and Supplement, the Company will pay to Fountainhead a monthly retainer of $37,500 ($8,500 under the Original Agreement and $29,000 under the Supplement). This monthly retainer shall be accrued and paid out to Fountainhead at the option of Fountainhead as follows: (i) in Vycor stock at any time at $1.88 per share for the Original Agreement and $3.38 per share for the Supplement; or (ii) in cash following the closing of a fundraising of no less than $2.5 million or on the sale of the Company or a substantial part of the assets thereof at any time after June 30, 2011. Notwithstanding, Fountainhead has the option to receive up to $5,000 of monthly retainer in cash each month, commencing April 1, 2011. The term of the Consulting Agreement is to May 5, 2013.

Consulting Agreement with Jerrald Ginder

In March 2011, as amended June 2011, the Company entered into a one-year consultancy agreement with Mr. Jerrald Ginder, a sales executive of Stryker Corporation, effective April 1, 2011. Under the terms of the agreement Mr. Ginder received 137,778 restricted shares of common stock of the Company. The stock was valued by the Company at $420,000 and was amortized over the life of the agreement ending March 30, 2012 as share-based compensation expense.

On August 7, 2012, the Company and Mr. Ginder reached a Settlement and Mutual General Release Agreement relative to the Consulting Agreement whereby it was acknowledged by all parties that the Consulting Agreement expired as of April 1, 2012 and that Mr. Ginder would cause to be delivered to the Company 137,778 shares of Company Common Stock previously issued to Mr. Ginder in consideration of a full settlement of performance and amounts due under the Consulting Agreement and a mutual general release among the parties. As of September 12, 2012, these shares were returned to the Company and retired.

Consulting Agreement with GreenBridge Capital Partners, IV, LLC

On June 3, 2011, the Company entered into a Consulting Agreement ("Consulting Agreement") with GreenBridge Capital Partners, IV, LLC, a Delaware limited liability company ("GreenBridge"), to provide consulting and advisory services to the Company. Under the terms of this agreement GreenBridge was to receive up to 103,334 shares of the Company's Common Stock. Said shares were subject to a Company repurchase option, which could be exercised within specified time periods at the Company's sole discretion.

As of June 30, 2012, the Company had exercised its option to repurchase 68,889 of the 103,334 shares for a total purchase price of $1,033.33. The Company also believes that it is entitled to the return of the remaining 34,445 shares because it contends that GreenBridge breached the Consulting Agreement and failed to deliver the services it was obligated to perform pursuant to the terms of the Consulting Agreement. The Company has filed an action relative to this matter with the American Arbitration Association alleging causes of action based upon breach of contract and fraud. In March 2013 Greenbridge returned to the Company all of the 34,445 shares being sought by the Company. At this time, the Company cannot project whether it will achieve a successful result in connection with the remainder of the action or any other related actions. The Company has reserved its right to claim legal costs.

Agreement with Partizipant, LLC

On July 31, 2011, the Company entered into an Agreement (the "Agreement") with Partizipant, LLC, a Delaware limited liability company ("Partizipant"), to provide a broad range of investor relations and public relations services. Pursuant to the Agreement, the Company agreed to pay Partizipant a one-time payment of $300,000.

The Company believes that Partizipant has not adequately performed its services under the Agreement and that it is entitled to the return of a substantial portion of the amounts paid under the terms of the Agreement. The Company has filed an action relative to this matter with the American Arbitration Association alleging causes of action based upon breach of contract and fraud. This action is still in its early stages and a hearing is set for September 2013. At this time, the Company cannot project whether it will achieve a successful result in this action.